Condensed consolidated statement of profit or loss - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Continuing Operations [abstract]
Interest income using effective interest rate method	€ 20,075	€ 22,079
Other interest income	5,067	3,763
Total interest income	25,141	25,842
Interest expense using effective interest rate method	(12,210)	(15,291)
Other interest expense	(4,601)	(3,261)
Total interest expense	(16,811)	(18,552)
Net interest income	8,331	7,290
Fee and commission income	3,430	3,090
Fee and commission expense	(917)	(874)
Net fee and commission income	2,514	2,216
Valuation results and net trading income	599	2,773
Investment income	61	48
Other net income	163	77
Total income	11,668	12,404
Addition to loan loss provisions	625	612
Staff expenses	3,865	3,749
Other operating expenses	2,440	2,485
Total expenses	6,930	6,846
Result before tax	4,738	5,558
Taxation	1,434	1,516
Net result	3,304	4,042
Net result attributable to:
Non-controlling interests	120	127
Shareholders of the parent	€ 3,184	€ 3,915
Earnings per ordinary share
Basic earnings per ordinary share (in EUR per share)	€ 1.11	€ 1.29
Diluted earnings per ordinary share (in EUR per share)	€ 1.11	€ 1.29